Nationwide GQG US Quality Equity Fund Investment Strategy - Nationwide GQG US Quality Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S issuers. For these purposes, equity securities represent an ownership interest in an issuer, and a company is a U.S. issuer if (i) at least 50% of its assets are located in the U.S.; (ii) at least 50% of its revenue is generated in the U.S.; (iii) it is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the U.S.; or (iv) its stock is listed on the New York Stock Exchange or NASDAQ. Equity securities that the Fund buys primarily are common stocks of large-cap companies, i.e., those with market capitalizations similar to those of companies included in the S&P 500 Index. The Fund makes market capitalization determinations with respect to a security at the time of its purchase. The Fund may invest in equity securities of foreign companies in both developed and emerging markets. Although the Fund typically invests in seasoned issuers, it may, depending on the appropriateness to the Fund’s strategy and availability in the marketplace, purchase securities of companies in initial public offerings (IPOs) or shortly thereafter, which can be subject to greater volatility than seasoned issuers. The Fund’s subadviser seeks to capture market inefficiencies which it believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements, rather than a company’s fundamentals over a longer time horizon (5 years or more). The subadviser believes that this market inefficiency may lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the subadviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the subadviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors, such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the subadviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the subadviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth. The subadviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle. Subject to the subadviser's criteria for quality, many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices. The Fund also may purchase stocks that would not fall into the traditional “growth” style box. In constructing a portfolio of securities, the subadviser is not constrained by sector or industry weights of the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The subadviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down,” macro-based criteria. The subadviser may sell a stock if the subadviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the subadviser has otherwise lost conviction that the company reflects a higher quality opportunity relative to other available investments on a forward-looking basis. The subadviser also may sell a stock if the company has met its price target or is involved in a business combination, if the subadviser identifies a more attractive investment opportunity, or the subadviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region. The Fund may engage in frequent and active trading of portfolio securities. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.